INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of Income And Expenses

	Notes	2026	2025	2024
		US$	US$	US$
Research & development costs
Wages and benefits		(9,235,933)	(5,519,763)	(3,232,758)
Payroll taxes on stock compensation benefits		-	(183,373)	(49,118)
Depreciation of property, plant and equipment	9	(1,764,132)	(683,678)	(113,224)
Amortization of patents	10	(1,300,546)	(768,128)	-
Amortization of right-of-use assets	9	(621,874)	(710,678)	(427,666)
Other operating expenses(1)		(12,271,500)	(4,883,353)	(4,889,844)
		(25,193,985)	(12,748,973)	(8,712,610)
Corporate and administrative expenses
Wages and benefits		(8,874,230)	(4,956,272)	(2,047,386)
Non-cash expenses settled with share issuance		(5,230,000)	-	-
Professional fees and system implementation costs		(5,115,183)	(2,456,898)	(1,044,377)
Legal expenses		(1,432,661)	(246,546)	(237,891)
Payroll taxes on stock compensation benefits		(218,105)	(994,640)	(160,058)
Other operating expenses(2)		(5,047,187)	(2,032,020)	(1,026,681)
		(25,917,366)	(10,686,376)	(4,516,393)
Employee benefits expense
Salaries, wages and benefits		(21,501,910)	(14,578,178)	(8,650,534)
Post-employment benefits		(411,210)	(252,005)	(180,661)
Share-based payment expenses	21	(9,166,334)	(9,568,191)	(3,791,541)
		(31,079,454)	(24,398,374)	(12,622,736)
Finance income
Interest income		1,871,307	2,203,220	546,029
Net foreign exchange gain		-	1,347,413	-
		1,871,307	3,550,633	546,029
Finance costs
Interest expense		(311,744)	(279,541)	(122,736)
Net foreign exchange loss		(3,153,479)	-	(48,588)
Other finance costs		-	(26,709)	(15,795)
		(3,465,223)	(306,250)	(187,119)

Other income and expenses
Other income(3)		4,584,952	939,412	629,815
Impairment of property, plant and equipment		-	-	(198,750)
Loss on disposal of property, plant and equipment		(50,572)	(260,569)	(16,353)
		4,534,380	678,843	414,712
Notes:
(1) R&D other operating expenses primarily includes expenses for R&D facilities, materials, consumables, and consulting fees for continuous technology research, including commercialization and scale-up activities, materials, development of the GenX™ next-generation continuous HAMR™ platform, expansion of manufacturing capabilities and advancement of customer qualification programs.
(2) Corporate and administrative other operating expenses primarily includes insurance, software licenses, rents and other corporate fees related to operating a public company.
(3) Other income includes $4,130,072 (2025: $869,928) for government grant income billed to the U.S. DoW under the IBAS program. See Note 1(aa) for additional details.